UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
4/30/17 (Unaudited)

COMMON STOCKS (97.0%)(a)
		Shares	Value

Aerospace and defense (5.0%)

BWX Technologies, Inc.		1,283	$63,085

General Dynamics Corp.		1,474	285,646

L3 Technologies, Inc.		475	81,591

Northrop Grumman Corp.		1,937	476,425

Raytheon Co.		3,100	481,151

			1,387,898
Air freight and logistics (1.7%)

United Parcel Service, Inc. Class B		4,273	459,177

			459,177
Airlines (0.5%)

Southwest Airlines Co.		2,303	129,475

			129,475
Banks (5.3%)

Associated Banc-Corp.		834	20,767

PNC Financial Services Group, Inc. (The)		3,854	461,517

Popular, Inc. (Puerto Rico)		1,609	67,433

SunTrust Banks, Inc.		2,924	166,112

TCF Financial Corp.		2,679	44,230

U.S. Bancorp		3,645	186,916

Wells Fargo & Co.		8,855	476,753

Western Alliance Bancorp(NON)		904	43,302

			1,467,030
Beverages (0.3%)

Constellation Brands, Inc. Class A		211	36,406

PepsiCo, Inc.		316	35,796

			72,202
Capital markets (1.3%)

Bank of New York Mellon Corp. (The)		3,272	153,980

Intercontinental Exchange, Inc.		2,668	160,614

MSCI, Inc.		407	40,830

			355,424
Chemicals (1.0%)

Ashland Global Holdings, Inc.		408	50,388

Scotts Miracle-Gro Co. (The) Class A		485	46,851

Sherwin-Williams Co. (The)		569	190,433

			287,672
Commercial services and supplies (1.3%)

Waste Management, Inc.		4,925	358,442

			358,442
Communications equipment (3.8%)

Cisco Systems, Inc.		18,282	622,868

Juniper Networks, Inc.		10,800	324,756

Motorola Solutions, Inc.		1,062	91,300

			1,038,924
Consumer finance (1.6%)

Ally Financial, Inc.		3,773	74,705

Capital One Financial Corp.		2,183	175,470

Discover Financial Services		3,072	192,276

			442,451
Containers and packaging (1.5%)

Avery Dennison Corp.		2,207	183,644

Bemis Co., Inc.		1,135	50,996

Berry Plastics Group, Inc.(NON)		1,129	56,450

Crown Holdings, Inc.(NON)		1,216	68,205

Sonoco Products Co.		953	49,851

			409,146
Distributors (0.2%)

Pool Corp.		386	46,173

			46,173
Diversified consumer services (0.3%)

ServiceMaster Global Holdings, Inc.(NON)		2,213	84,315

			84,315
Diversified financial services (1.5%)

Berkshire Hathaway, Inc. Class B(NON)		1,564	258,388

Voya Financial, Inc.		4,227	158,005

			416,393
Diversified telecommunication services (2.5%)

AT&T, Inc.		4,281	169,656

Verizon Communications, Inc.		11,342	520,711

			690,367
Electric utilities (3.0%)

American Electric Power Co., Inc.		2,566	174,052

Eversource Energy		1,113	66,112

Great Plains Energy, Inc.		1,894	56,043

PG&E Corp.		4,039	270,815

Southern Co. (The)		4,189	208,612

Westar Energy, Inc.		1,030	53,591

			829,225
Electronic equipment, instruments, and components (0.1%)

Fitbit, Inc. Class A(NON)(S)		7,048	40,315

			40,315
Energy equipment and services (2.0%)

Dril-Quip, Inc.(NON)		373	19,228

Schlumberger, Ltd.		6,106	443,235

TechnipFMC PLC (United Kingdom)(NON)		3,166	95,392

			557,855
Equity real estate investment trusts (REITs) (2.0%)

Brandywine Realty Trust		1,573	26,694

Corporate Office Properties Trust		894	29,270

Equity Commonwealth(NON)		1,328	42,483

Equity Lifestyle Properties, Inc.		418	33,820

Equity Residential Trust(S)		2,005	129,483

Highwoods Properties, Inc.		813	41,365

Liberty Property Trust		976	39,596

Macerich Co. (The)		765	47,759

Mid-America Apartment Communities, Inc.		293	29,069

Public Storage		118	24,707

Regency Centers Corp.		1,229	77,648

Retail Properties of America, Inc. Class A		1,355	18,076

Weingarten Realty Investors		680	22,284

			562,254
Food and staples retail (2.3%)

CVS Health Corp.		3,919	323,082

Sysco Corp.		5,385	284,705

US Foods Holding Corp.(NON)		528	14,890

			622,677
Food products (2.1%)

General Mills, Inc.		4,400	253,044

Hershey Co. (The)		2,934	317,459

			570,503
Health-care equipment and supplies (1.6%)

C.R. Bard, Inc.		484	148,820

Intuitive Surgical, Inc.(NON)		347	290,047

			438,867
Health-care providers and services (4.1%)

AmerisourceBergen Corp.		1,392	114,214

DaVita Inc.(NON)		2,519	173,836

McKesson Corp.		2,034	281,282

UnitedHealth Group, Inc.		3,274	572,557

			1,141,889
Hotels, restaurants, and leisure (2.3%)

Aramark		860	31,407

Hyatt Hotels Corp. Class A(NON)		901	50,006

McDonald's Corp.		3,791	530,475

Vail Resorts, Inc.		123	24,312

			636,200
Household products (2.1%)

Church & Dwight Co., Inc.		1,312	64,983

Clorox Co. (The)		240	32,086

Colgate-Palmolive Co.		4,483	322,955

Kimberly-Clark Corp.		354	45,932

Procter & Gamble Co. (The)		1,450	126,629

			592,585
Industrial conglomerates (1.7%)

Carlisle Cos., Inc.		379	38,427

Honeywell International, Inc.		3,265	428,172

			466,599
Insurance (3.5%)

Aflac, Inc.		1,831	137,105

Alleghany Corp.(NON)		56	34,199

Allstate Corp. (The)		678	55,115

American Financial Group, Inc.		426	41,454

Aspen Insurance Holdings, Ltd.		976	51,094

Assured Guaranty, Ltd.		973	37,100

Everest Re Group, Ltd.		424	106,725

Hanover Insurance Group, Inc. (The)		252	22,244

Marsh & McLennan Cos., Inc.		2,878	213,346

Reinsurance Group of America, Inc.		543	67,897

Travelers Cos., Inc. (The)		1,544	187,843

			954,122
Internet software and services (4.6%)

Alphabet, Inc. Class A(NON)		852	787,689

CommerceHub, Inc. Ser. C(NON)		1,587	25,265

eBay, Inc.(NON)		13,362	446,424

			1,259,378
IT Services (6.0%)

Amdocs, Ltd.		1,771	108,456

Automatic Data Processing, Inc.		4,521	472,399

Broadridge Financial Solutions, Inc.		1,292	90,362

CoreLogic, Inc.(NON)		1,103	47,142

Fiserv, Inc.(NON)		2,316	275,928

Genpact, Ltd.		1,653	40,366

Paychex, Inc.		6,053	358,822

Vantiv, Inc. Class A(NON)		4,051	251,324

			1,644,799
Leisure products (0.7%)

Hasbro, Inc.		2,052	203,374

			203,374
Life sciences tools and services (2.4%)

Agilent Technologies, Inc.		1,934	106,467

Charles River Laboratories International, Inc.(NON)		387	34,714

Thermo Fisher Scientific, Inc.		2,855	472,017

VWR Corp.(NON)		764	21,591

Waters Corp.(NON)		191	32,449

			667,238
Machinery (0.5%)

Allison Transmission Holdings, Inc.		3,442	133,137

			133,137
Media (3.2%)

CBS Corp. Class B (non-voting shares)		2,904	193,290

Comcast Corp. Class A		5,477	214,644

Interpublic Group of Cos., Inc. (The)		5,228	123,224

John Wiley & Sons, Inc. Class A		506	26,666

Madison Square Garden Co. (The) Class A(NON)		128	25,827

News Corp. Class B		1,373	17,849

Omnicom Group, Inc.		163	13,386

Twenty-First Century Fox, Inc.		8,911	272,142

			887,028
Metals and mining (0.2%)

Reliance Steel & Aluminum Co.		740	58,327

			58,327
Mortgage real estate investment trusts (REITs) (2.2%)

AGNC Investment Corp.		12,376	260,762

Annaly Capital Management, Inc.		11,331	133,819

Chimera Investment Corp.		5,042	102,655

MFA Financial, Inc.		6,579	54,671

Two Harbors Investment Corp.		6,558	65,514

			617,421
Multi-utilities (0.2%)

NiSource, Inc.		2,815	68,264

			68,264
Multiline retail (1.1%)

Dollar General Corp.		4,260	309,745

			309,745
Oil, gas, and consumable fuels (3.2%)

Exxon Mobil Corp.		9,140	746,281

Phillips 66		1,361	108,281

World Fuel Services Corp.		817	30,090

			884,652
Personal products (0.1%)

Coty, Inc. Class A		1,000	17,850

			17,850
Pharmaceuticals (5.8%)

Johnson & Johnson		6,334	782,059

Merck & Co., Inc.		3,773	235,171

Pfizer, Inc.		17,507	593,837

			1,611,067
Semiconductors and semiconductor equipment (2.9%)

Applied Materials, Inc.		11,206	455,076

Texas Instruments, Inc.		4,208	333,189

			788,265
Software (1.6%)

Intuit, Inc.		1,279	160,144

Microsoft Corp.		2,420	165,673

Synopsys, Inc.(NON)		1,724	127,059

			452,876
Specialty retail (3.6%)

AutoZone, Inc.(NON)		414	286,567

Home Depot, Inc. (The)		458	71,494

Lowe's Cos., Inc.		4,827	409,716

TJX Cos., Inc. (The)		2,841	223,416

			991,193
Technology hardware, storage, and peripherals (1.4%)

Apple, Inc.		2,762	396,761

			396,761
Textiles, apparel, and luxury goods (0.3%)

Carter's, Inc.		491	45,192

PVH Corp.		412	41,624

			86,816
Tobacco (2.1%)

Altria Group, Inc.		7,930	569,215

Philip Morris International, Inc.		146	16,183

			585,398
Water utilities (0.3%)

American Water Works Co., Inc.		1,074	85,662

			85,662

Total common stocks (cost $22,278,327)			$26,807,431

INVESTMENT COMPANIES (1.3%)(a)
		Shares	Value

SPDR S&P 500 ETF Trust		1,509	$359,263

Total investment companies (cost $356,079)			$359,263

PURCHASED OPTIONS OUTSTANDING (1.1%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-18/$205.00	$19,073	$86,387

SPDR S&P 500 ETF Trust (Put)	Mar-18/205.00	20,095	80,519

SPDR S&P 500 ETF Trust (Put)	Feb-18/200.00	18,017	51,927

SPDR S&P 500 ETF Trust (Put)	Jan-18/195.00	17,814	37,409

SPDR S&P 500 ETF Trust (Put)	Dec-17/195.00	18,790	32,625

SPDR S&P 500 ETF Trust (Put)	Nov-17/186.00	18,733	16,503

Total purchased options outstanding (cost $642,831)			$305,370

SHORT-TERM INVESTMENTS (2.2%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 1.05%(AFF)		158,175	$158,175

Putnam Short Term Investment Fund 0.87%(AFF)		118,339	118,339

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68%(P)		330,000	330,000

Total short-term investments (cost $606,514)			$606,514

TOTAL INVESTMENTS

Total investments (cost $23,883,751)(b)			$28,078,578

WRITTEN OPTIONS OUTSTANDING at 4/30/17 (premiums $4,792) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-17/$241.00	$17,114	$5,852

Total			$5,852

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $27,641,447.
(b)	The aggregate identified cost on a tax basis is $23,963,151, resulting in gross unrealized appreciation and depreciation of $4,898,839 and $783,412, respectively, or net unrealized appreciation of $4,115,427.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund, Putnam Money Market Liquidity Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$439,259	$5,753,205	$6,034,289	$1,452	$158,175
	Putnam Short Term Investment Fund**	116,905	7,104,486	7,103,052	938	118,339
	Totals	$556,164	$12,857,691	$13,137,341	$2,390	$276,514
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $158,175 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $152,280
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $5,852 to cover certain derivative contracts.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to generate additional income for the portfolio, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,852 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,244,844	$—	$—
Consumer staples	2,461,215	—	—
Energy	1,442,507	—	—
Financials	4,252,841	—	—
Health care	3,859,061	—	—
Industrials	2,934,728	—	—
Information technology	5,621,318	—	—
Materials	755,145	—	—
Real estate	562,254	—	—
Telecommunication services	690,367	—	—
Utilities	983,151	—	—
Total common stocks	26,807,431	—	—
Investment companies	359,263	—	—
Purchased options outstanding	—	305,370	—
Short-term investments	448,339	158,175	—

Totals by level	$27,615,033	$463,545	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(5,852)	—

Totals by level	$—	$(5,852)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	305,370	5,852

Total	$305,370	$5,852

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$140,000
Written equity option contracts (contract amount)		$52,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citibank, N.A.	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Total

	Assets:
	Purchased options#	138,314	—	167,056	305,370

	Total Assets	$138,314	$—	$167,056	$305,370

	Liabilities:
	Written options#	—	5,852	—	5,852

	Total Liabilities	$—	$5,852	$—	$5,852

	Total Financial and Derivative Net Assets	$138,314	$(5,852)	$167,056	$299,518
	Total collateral received (pledged)##†	$120,000	$—	$167,056
	Net amount	$18,314	$(5,852)	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017